Employee Defined Contribution Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Defined Contribution Plan (Textual)
Description of employee deferred contribution plan	The plan requires 12 consecutive months of service and a minimum of 500 hours of service for participation.
Percentage of employer matching contribution	50.00%
Contribution of the company in employee deferred contribution plan	$ 8,942	$ 8,885